GOING CONCERN (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Net proceeds from issuance of convertible preferred stock		$ 1,278,501
Subsequent Event [Member] | 0% Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Net proceeds from issuance of convertible preferred stock	$ 1,217,500